ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 100.0%
	AEROSPACE & DEFENSE - 5.7%
4,190	Boeing Company(a)	$ 860,375
2,415	Lockheed Martin Corporation	1,047,626
		1,908,001
	AUTOMOTIVE - 2.0%
14,362	General Motors Company(a)	670,993

	BANKING - 2.2%
5,242	JPMorgan Chase & Company	743,316

	BIOTECH & PHARMA - 4.7%
5,067	Johnson & Johnson	833,876
15,595	Pfizer, Inc.	732,029
		1,565,905
	CABLE & SATELLITE - 2.4%
17,361	Comcast Corporation, Class A	811,800

	CHEMICALS - 6.0%
15,018	Dow, Inc.	885,461
12,785	Nutrien Ltd.	1,099,382
		1,984,843
	COMMERCIAL SUPPORT SERVICES - 2.4%
5,502	Waste Management, Inc.	794,489

	CONTAINERS & PACKAGING - 2.3%
18,058	International Paper Company	786,065

	DIVERSIFIED INDUSTRIALS - 2.2%
4,944	3M Company	734,926

	E-COMMERCE DISCRETIONARY - 2.5%
272	Amazon.com, Inc.(a)	835,382

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	ELECTRIC UTILITIES - 2.5%
8,388	Duke Energy Corporation	$ 842,239

	HEALTH CARE FACILITIES & SERVICES - 5.2%
8,348	CVS Health Corporation	865,270
1,886	UnitedHealth Group, Inc.	897,492
		1,762,762
	HOME CONSTRUCTION - 2.2%
13,167	Masco Corporation	737,879

	INSTITUTIONAL FINANCIAL SERVICES - 2.8%
3,937	CME Group, Inc.	931,219

	INSURANCE - 5.3%
2,750	Berkshire Hathaway, Inc., Class B(a)	883,988
4,411	Chubb Ltd.	898,255
		1,782,243
	INTERNET MEDIA & SERVICES - 4.2%
316	Alphabet, Inc., Class A(a)	853,561
2,673	Meta Platforms, Inc., Class A(a)	564,083
		1,417,644
	MACHINERY - 2.0%
7,676	Xylem, Inc.	682,780

	OIL & GAS PRODUCERS - 5.7%
37,227	Enterprise Products Partners, L.P.	909,083
12,810	Exxon Mobil Corporation	1,004,560
		1,913,643
	RETAIL - CONSUMER STAPLES - 2.6%
1,691	Costco Wholesale Corporation	878,052

	RETAIL - DISCRETIONARY - 2.1%
2,264	Home Depot, Inc. (The)	715,039

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	SEMICONDUCTORS - 2.3%
15,886	Intel Corporation	$ 757,762

	SOFTWARE - 7.7%
2,791	Microsoft Corporation	833,923
9,824	Oracle Corporation	746,329
1,678	Palo Alto Networks, Inc.(a)	997,152
		2,577,404
	TECHNOLOGY HARDWARE - 2.5%
5,094	Apple, Inc.	841,121

	TECHNOLOGY SERVICES - 7.3%
3,766	Automatic Data Processing, Inc.	769,921
6,495	International Business Machines Corporation	795,702
4,138	Visa, Inc., Class A	894,305
		2,459,928
	TELECOMMUNICATIONS - 2.6%
16,281	Verizon Communications, Inc.	873,801

	TRANSPORTATION & LOGISTICS - 4.8%
21,587	Delta Air Lines, Inc.(a)	861,753
3,419	FedEx Corporation	759,941
		1,621,694
	WHOLESALE - CONSUMER STAPLES - 5.8%
12,542	Archer-Daniels-Midland Company	983,920
11,059	Sysco Corporation	963,239
		1,947,159

	TOTAL COMMON STOCKS (Cost $30,175,783)	33,578,089

	TOTAL INVESTMENTS - 100.0% (Cost $30,175,783)	$ 33,578,089
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	4,721
	NET ASSETS - 100.0%	$ 33,582,810

ESSENTIAL 40 STOCK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

LP	- Limited Partnership
LTD	- Limited Company

(a)	Non-income producing security